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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hawkins Capital, L.P.
Address:  717 Texas Ave., Suite 3001
          Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Russell Hawkins
Title:    Manager
Phone:    713-238-2050

Signature, Place, and Date of Signing:


   /s/ Russell Hawkins           Houston, Texas               May 1, 2012
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $1,069,060 (thousands)


List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
RIO TINTO PLC ORD 10 P RE      COM              0718875      33798   612500 SH       Sole                   612500
KYOCERA COPR NPV               COM                           18306   200000 SH       Sole                   200000
ACE LTD NEW (SWITZERLAND)      COM              h0023r105   100488  1372782 SH       Sole                  1372782
ALLEGHANY CORP DEL COM         COM              017175100     3737    11354 SH       Sole                    11354
AON CORPORATIONCMN             COM              037389103    91348  1861973 SH       Sole                  1861973
CHUBB CORP CMN                 COM              171232101    65654   950000 SH       Sole                   950000
CISCO SYSTEMS INC. CMN         COM              17275r102   100462  4750000 SH       Sole                  4750000
EXXON MOBIL CORPORATION CMN    COM              30231g102    17346   200000 SH       Sole                   200000
INTEL CORPORATION CMN          COM              458140100   151821  5400000 SH       Sole                  5400000
INVESTOR AB SER 'B' NPV SWEDEN COM              5679591       9982   450000 SH       Sole                   450000
NORTHERN TRUST CORP CMN        COM              665859104    23725   500000 SH       Sole                   500000
OAKTREE CAP GROUP LLC UNIT CL  COM                          133500  3000000 SH       Sole                  3000000
PHILIP MORRIS INTL INC CMN     COM              718172109   118117  1332993 SH       Sole                  1332993
ROYAL DUTCH SHELL PLC SPON ADR COM              780259107    24720   350000 SH       Sole                   350000
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206   143766  2050000 SH       Sole                  2050000
UNITED PARCEL SERVICE INC. CL  COM              911312106    32288   400000 SH       Sole                   400000